Line of Credit	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Line of Credit Facility, Description
6. LINE OF CREDIT

On January 5, 2011, the Company entered into a Loan and Security Agreement (“Loan Agreement”) with Silicon Valley Bank for a $1,000,000 non-formula line of credit. The principal amount outstanding under the credit line accrues interest at a floating per annum rate equal to the greater of (i) the Prime Rate, plus 2.5% or (ii) 6.5% and is to be paid monthly. The principal is due at maturity on January 5, 2012. The personal guarantor for the credit line is a director and stockholder of the Company.

In accordance with the Loan Agreement, Silicon Valley Bank is entitled to a success fee equal to 6% warrant coverage of the credit line or $60,000 divided by a $0.20 share price upon the Company successfully raising new capital or equity in excess of $2,000,000. The warrant shall be valid for five years from the time of issuance (see Note 9).

The Company must maintain certain financial covenants under the Loan Agreement. On August 24, 2011, the Company entered into a First Amendment to Loan and Security Agreement (“Amendment”) to waive existing and pending defaults for failing to comply with certain financial covenants. As such, the Company was not in covenant default under the Amendment as of November 30, 2011.

As of November 30, 2011, the outstanding balance on the line of credit and accrued interest totaled $1,000,000 and $5,417, respectively.

5.	LINE OF CREDIT

On January 5, 2011, the Company entered into a Loan and Security Agreement (“Loan Agreement”) with Silicon Valley Bank for a $1,000,000 non-formula line of credit. The principal amount outstanding under the credit line accrues interest at a floating per annum rate equal to the greater of (i) the Prime Rate, plus 2.5% or (ii) 6.5% and is to be paid monthly. The principal is due at maturity on January 5, 2012. The personal guarantor for the credit line is a director and stockholder of the Company.

In accordance with the Loan Agreement, Silicon Valley Bank is entitled to a success fee equal to 6% warrant coverage of the credit line or $60,000 divided by a $0.20 share price upon the Company successfully raising new capital or equity in excess of $2,000,000. The warrant shall be valid for five years from the time of issuance.

The Company must maintain certain financial covenants under the Loan Agreement. On August 24, 2011, the Company entered into a First Amendment to Loan and Security Agreement (“Amendment”) to waive existing and pending defaults for failing to comply with certain financial covenants. As such, the Company was not in covenant default under the Amendment as of August 31, 2011.

As of August 31, 2011, the outstanding balance on the line of credit and accrued interest totaled $1,000,000 and $5,597, respectively.